CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current liabilities:
Unamortized debt discount on convertible notes payable - current	$ 344,002	$ 353,129	$ 123,525
Unamortized debt discount on convertible notes payable related party - current	98,734	131,047
Unamortized debt discount on convertible notes payable - noncurrent		103,315	43,326
Unamortized debt discount on convertible notes payable related party - noncurrent			$ 262,094
Stockholders' deficit:
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	464,660,896	370,728,168	279,865,011
Common stock shares outstanding	464,660,896	370,728,168	279,865,011